9. and 10. Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

On June 29, 2012, TCP acquired certain assets and the business of Community Power & Utility LLC (“CP&U”), a retail energy supplier serving residential and small commercial markets in Connecticut, for $160,000. The business has been re-named “Town Square Energy” and is now a wholly-owned second-tier subsidiary of the Company. Of the purchase price, $85,000 was allocated to the acquisition of an existing service contract with an industry-specific provider of transaction management, billing, and customer information software and services, and $75,000 was allocated to customer relationships. The purchase price will be amortized over 36 months using the straight line method.

Effective January 1, 2013, in connection with the sale of his units to Mr. Krieger, the Company’s founder, Chairman, Chief Executive Officer, and controlling member, the Company entered into a Non-Competition Agreement (the “NCA”) with David B. Johnson, a current director of the Company valued at $500,000, to be amortized and paid in equal installments over 24 months.

On January 2, 2014, the Company acquired 100% of the outstanding membership interests of Discount Energy Group, LLC (“DEG”) for a total purchase price of $848,527, consisting of $680,017 in cash and $168,510 in assumption of accounts payable. Of this total consideration, $293,869 was allocated to tangible assets including deposits with PJM and certain utilities and prepaid expenses and $554,658 was allocated to intangible assets. Intangible assets acquired included state licenses and utility relationships, the DEG brand name, a fully functional website, active and inactive customer lists, and domain names. The intangible assets will be amortized over 24 months using the straight line method.

	June 30,	December 31,
	2015	2014
Other intangibles	$714,658	$714,658
Non-competition agreement	500,000	500,000
Less: accumulated amortization	(1,099,601)	(945,509)
Intangible assets, net	$115,057	$269,149

Total amortization of intangible assets for the three and six month periods ended June 30, 2015 and 2014 was $77,046 and $139,340 and $154,092 and $288,676, respectively, and is included in other general and administrative expenses.

On June 29, 2012, TCP acquired certain assets and the business of Community Power & Utility LLC (“CP&U”), a retail energy supplier serving residential and small commercial markets in Connecticut, for $160,000. The business has been re-named “Town Square Energy” and is now a wholly-owned second-tier subsidiary of the Company. Of the purchase price, $85,000 was allocated to the acquisition of an existing service contract with an industry-specific provider of transaction management, billing, and customer information software and services, and $75,000 was allocated to customer relationships.

The fair value of these intangible assets was based on significant inputs that are not observable in the market and thus represent a Level 3 measurement as defined in ASC 820. The fair value of the service contract was based on the replacement price and will be amortized over twenty-three months, its useful life, using the straight-line method. Customer relationships were valued using a variation of the income approach. Under this approach, the present value of expected future cash flows resulting from the relationships is used to determine the fair value which will be amortized over a three year period using the straight-line method.

Effective January 1, 2013, in connection with the sale of his units to Timothy S. Krieger, the Company’s founder, Chairman, Chief Executive Officer, and controlling member, the Company entered into a non-competition agreement with David B. Johnson, a current director of the Company valued at $500,000, to be amortized and paid in equal installments over 24 months.

On January 2, 2014, the Company acquired 100% of the outstanding membership interests of Discount Energy Group, LLC (“DEG”) for a total purchase price of $848,527, consisting of $680,017 in cash and $168,510 in assumption of accounts payable. Of this total consideration, $293,869 was allocated to tangible assets including deposits with PJM and certain utilities and prepaid expenses and $554,658 was allocated to intangible assets. Intangible assets acquired included state licenses and utility relationships, the DEG brand name, a fully functional website, active and inactive customer lists, and domain names. The intangible assets will be amortized over 24 months using the straight line method.

	December 31,	December 31,
	2014	2013
Other intangibles	$714,658	$160,000
Non-competition agreement	500,000	500,000
Less: accumulated amortization	(945,509)	(354,022)
Intangible assets, net	$269,149	$305,978

Total amortization of intangible assets for the years ended December 31, 2014 and 2013 was $591,487 and $319,348, respectively and is included in other general and administrative expenses.